Annual Total Returns[BarChart] - PIMCO High Yield Fund - Institutional	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	4.00%	14.55%	5.77%	3.31%	(1.85%)	12.70%	7.01%	(2.49%)	14.92%	5.34%